Income taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-current:
Deferred tax assets	$ 8,987	$ 6,208
Current:
Deferred tax liabilities, current	0	109
Non-current:
Deferred tax liabilities, noncurrent	5,508	6,099
Deferred tax liabilities	5,508	6,208
Deferred tax assets (liabilities), net	3,479	0
Operating losses carried forward
Current:
Deferred tax assets, current	3,479	0
Non-current:
Deferred tax assets, noncurrent	696	1,009
Intangible assets
Non-current:
Deferred tax assets, noncurrent	4,812	5,199
Payables and accrued liabilities
Current:
Deferred tax liabilities, current	0	109
Property, plant and equipment
Non-current:
Deferred tax liabilities, noncurrent	5	7
Deferred revenues
Non-current:
Deferred tax liabilities, noncurrent	5,316	5,658
Warrant liability
Non-current:
Deferred tax liabilities, noncurrent	0	386
Other
Non-current:
Deferred tax liabilities, noncurrent	$ 187	$ 48